Shareholders’ Equity	6 Months Ended
Dec. 31, 2024
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 11 — SHAREHOLDERS’ EQUITY

Ordinary shares

Refer to Note 10 of the Company’s annual financial statements in the Form 20-F for the year ended June 30, 2024, for additional details on shareholders’ equity.

On October 24, 2024, the Company held its annual meeting of shareholders (the “Annual Meeting”), and the shareholders passed a special resolution to effect a one-for-sixteen share consolidation, and the share consolidation came to be effective on November 19, 2024.

On November 28, 2024, the Company entered into a private placement (PIPE) transaction with third-party investors, pursuant to which the investors agreed to purchase 1,425,000 new ordinary shares at a purchase price of $4.00 per share for a total consideration of $5,700,000, which the consideration has received.

As a result, the Company had 3,112,500 and 1,687,500 shares issued and outstanding as of December 31, 2024 and June 30, 2024.

Statutory reserves and restricted net assets

Relevant PRC laws and regulations permit payments of dividends by the Company’s entities only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Company’s PRC subsidiaries are required to annually appropriate 10% of their net after-tax income to a statutory general reserve fund prior to payment of any dividends, unless such reserve funds have reached 50% of their respective registered capital. As of December 31, 2024 and June 30, 2024, the Company’s PRC entities collectively attributed $401,295 and $570,807 of retained earnings to their statutory reserves, respectively.

As a result of these PRC laws and regulations and the requirement that distributions by the PRC entities can only be paid out of distributable profits computed in accordance with PRC accounting standards and regulations, the PRC entities are restricted from transferring a portion of their net assets. Amounts restricted include paid-in capital and statutory reserves of the Company’s PRC subsidiaries. As of December 31, 2024 and June 30, 2024, the aggregate amounts of restricted net assets of the relevant PRC entities amounted to $1,034,011 and $187,696, respectively.